Note 9 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of discontinued operations [text block]
[US$ thousands]	Year ended December 31,
Discontinued operations	2018	2019	2020
Revenue	10,942	157,776	136,246
Expenses	(10,001)	(137,671)	(147,822)
Profit (loss) before income tax	941	20,105	(11,576)
Income tax (expense) benefit	-	(2,944)	1,950
Profit (loss) after income tax	941	17,161	(9,626)
Gain on sale of the subsidiary after income tax	-	-	151,368
Profit from discontinued operation	941	17,161	141,742

Exchange differences on translation of discontinued operations	(11)	(1,134)	(1,802)
Other comprehensive loss from discontinued operations	(11)	(1,134)	(1,802)
[US$ thousands]	As of August 19,
Assets and liabilities of the fintech segment, as disposed of	2020
Furniture, fixtures and equipment	1,014
Non-current financial assets	566
Deferred tax assets	7,467
Trade receivables	1,377
Loans to customers	17,983
Other receivables	45,445
Prepayments	4,703
Cash and cash equivalents	38,957
Total assets	117,512

Non-current lease liabilities and other loans	8
Other non-current liabilities	4
Trade and other payables	6,376
Current lease liabilities and other loans	87,879
Income tax payable	246
Deferred revenue	17
Other current liabilities	457
Total liabilities	94,987
[US$ thousands]	Year ended December 31,
Net cash flows incurred by discontinued operations	2018	2019	2020
Net cash inflow from operating activities	(3,349)	(108,813)	65,806
Net cash inflow/(outflow) from investing activities	(227)	(507)	(576)
Net cash (outflow) from financing activities	5,963	125,675	(44,711)
Net cash (outflow)/inflow	2,387	16,354	20,518
[Net income per share and ADS in US$]	Year ended December 31,
Earnings per share from discontinued operations	2018	2019	2020

Basic net income from discontinued operations per share, US$	0.00	0.08	0.60
Diluted net income from discontinued operations per share, US$	0.00	0.07	0.60

Basic net income from discontinued operations per ADS, US$	0.01	0.15	1.21
Diluted net income from discontinued operations per ADS, US$	0.01	0.15	1.19

Disclosure of gain (loss) on loss of control of discontinued operation [text block]
[US$ thousands]	As of August 19,
Gain on sale of fintech segment	2020
Fair value of shares in Nanobank	264,936

Carrying amount of net assets disposed of	(22,766)
Carrying amount of TenSpot Pesa Limited receivables transferred to Nanobank	(87,867)
Gain on sale before income tax and reclassification of foreign currency translation reserve	154,304
Reclassification of foreign currency translation reserve	(2,936)
Income tax expense on gain	-
Gain on sale after income tax	151,368